Long-term debt (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Long-term debt by maturities
Long-term debt	SFr 177,429	SFr 172,947
Structured notes
Long-term debt by maturities
Long-term debt	50,602	50,469
Structured notes | Equity
Long-term debt by maturities
Long-term debt	34,150	35,309
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	8,958	8,321
Structured notes | Credit
Long-term debt by maturities
Long-term debt	4,965	5,244
Structured notes | Other
Long-term debt by maturities
Long-term debt	SFr 2,529	SFr 1,595